Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents

Cash and cash equivalents consisted of the following:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
Cash	221,233	306,293
Money market funds	428	416
Cash and cash equivalents	221,661	306,709

Schedule of cash and cash equivalents by current

The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2025 and June 30, 2026:

	RMB		RMB equivalent USD		RMB equivalent SGD	Total in RMB
	China	Overseas	China	Overseas	Overseas
	(RMB in thousands)
December 31, 2025	93,853	—	117,369	10,289	150	221,661
June 30, 2026	178,605	—	127,529	496	79	306,709